Significant Accounting Policies - Reconciliation of Denominator of Each Net Income/(Loss) Per Share (Parenthetical) (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Dilutive stock options and restricted stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding excluded from the calculation of diluted EPS			4,016,000	3,345,000	3,103,000	4,887,000	4,099,000
Additional shares outstanding were excluded from calculation of diluted EPS	5,763,000	11,958,000	6,286,000	10,995,000	10,559,000	10,862,000	11,474,000
Dilutive stock warrants [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding excluded from the calculation of diluted EPS			17,596,000	11,826,000	11,559,000	14,732,000	12,521,000
Additional shares outstanding were excluded from calculation of diluted EPS	6,910,000	18,191,000	8,058,000	13,828,000	14,095,000	10,922,000	13,133,000